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AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 22, 2008 TO THE DECEMBER 28, 2007 PROSPECTUS FOR THE AMERICAN DENTAL ASSOCIATION MEMBERS RETIREMENT PROGRAM ("ADA").
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectus, dated December 28, 2007, as supplemented to date (together, the "Prospectus").

Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus and any previous prospectus supplements. We will send you another copy of any Prospectus without charge, upon request.


FOR MINNESOTA PARTICIPANTS

For participants in Minnesota only, in "Program investment options" the section of the prospectus entitled "The Money Market Guarantee Account Guarantee" under "The guaranteed options" is deleted in its entirety and replaced with the following:

We guarantee the amount of your contributions to the Money Market Guarantee Account. Any amount held in the Money Market Guarantee Account becomes part of the assets in our general account, which supports the guarantees of your contract and other contracts. No company other than AXA Equitable has any financial responsibility for the contributions allocated to the Money Market Guarantee Account or the interest credited to them.



























                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 800-523-1125

             Copyright 2008. AXA Equitable Life Insurance Company
                              All rights reserved

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NB/IF                                                                ADA MN Supp